UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-00249

Exact name of registrant as specified in charter:	Delaware Group® Equity Funds I

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2017

Item 1. Schedule of Investments.

Schedule of investments
Delaware Mid Cap Value Fund	January 31, 2017 (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock – 97.73%
Basic Industry – 10.94%
Albemarle	1,550	$143,592
Axalta Coating Systems †	5,750	166,750
Berry Plastics Group †	4,001	204,171
Celanese Class A	1,950	164,580
Eastman Chemical	1,950	151,125
GCP Applied Technologies †	2,250	60,637
Graphic Packaging Holding	8,400	105,084
Spirit AeroSystems Holdings Class A	1,000	60,050
USG †	2,850	87,182
WR Grace & Co.	1,700	117,878
		1,261,049
Business Services – 1.27%
Brink’s	1,250	55,625
ManpowerGroup	950	90,687
		146,312
Capital Spending – 5.74%
AECOM †	3,800	140,334
HD Supply Holdings †	2,800	118,440
ITT	3,200	130,784
KBR	5,550	94,405
Quanta Services †	2,300	82,547
United Rentals †	750	94,883
		661,393
Consumer Cyclical – 3.91%
BorgWarner	1,700	69,411
DR Horton	3,800	113,658
Johnson Controls International	1,518	66,762
Stanley Black & Decker	1,100	136,400
Tenneco †	950	64,077
		450,308
Consumer Services – 5.29%
Cinemark Holdings	2,250	95,625
Darden Restaurants	1,100	80,608
Hasbro	1,150	94,886
Macy’s	1,800	53,172
Marriott International Class A	1,170	98,982
Meredith	1,343	82,326
Staples	4,300	39,560
VF	1,250	64,350
		609,509
Consumer Staples – 2.13%
Dr Pepper Snapple Group	1,350	123,120

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Schedule of investments
Delaware Mid Cap Value Fund (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock (continued)
Consumer Staples (continued)
JM Smucker	900	$122,265
		245,385
Energy – 7.68%
Helmerich & Payne	950	67,602
Newfield Exploration †	5,350	214,428
Rowan †	3,750	67,200
SM Energy	5,700	173,907
Superior Energy Services	8,900	157,263
Tesoro	1,700	137,445
Whiting Petroleum †	6,000	66,540
		884,385
Financial Services – 25.68%
American Financial Group	4,450	383,456
Bank of Hawaii	1,550	133,161
Comerica	3,850	259,991
East West Bancorp	8,350	429,524
Fifth Third Bancorp	6,950	181,395
Hancock Holding	3,650	167,353
Raymond James Financial	3,950	295,973
Reinsurance Group of America	2,150	269,760
Synchrony Financial	2,350	84,177
Torchmark	3,725	273,937
Validus Holdings	3,029	172,653
WR Berkley	2,800	188,188
Zions Bancorporation	2,850	120,241
		2,959,809
Healthcare – 5.14%
Becton Dickinson and Co.	550	97,510
Cigna	600	87,732
MEDNAX †	1,050	71,767
Quest Diagnostics	900	82,728
Service Corp. International	3,200	93,216
Zimmer Biomet Holdings	1,350	159,746
		592,699
Real Estate Investment Trusts – 7.56%
Apartment Investment & Management	1,900	83,733
Brandywine Realty Trust	9,600	154,560
CBL & Associates Properties	6,400	69,440
Equity Residential	1,750	106,347
Highwoods Properties	3,200	164,512

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(Unaudited)

	Number of shares	Value (U.S. $)
Common Stock (continued)
Real Estate Investment Trusts (continued)
Host Hotels & Resorts	9,200	$166,244
Kimco Realty	5,050	125,695
		870,531
Technology – 13.29%
Agilent Technologies	2,550	124,873
Avnet	4,450	206,658
Citrix Systems †	700	63,833
Fiserv †	1,550	166,517
Keysight Technologies †	2,675	99,162
Qorvo †	1,250	80,263
Symantec	5,450	150,148
Synopsys †	4,700	295,583
Teradyne	4,350	123,453
Thermo Fisher Scientific	850	129,531
Western Digital	1,150	91,689
		1,531,710
Transportation – 2.73%
CSX	2,400	111,336
JB Hunt Transport Services	1,000	99,080
Southwest Airlines	2,000	104,620
		315,036
Utilities – 6.37%
Edison International	1,950	142,116
IDACORP	1,800	144,036
PPL	3,900	135,876
Public Service Enterprise Group	3,650	161,513
WEC Energy Group	2,550	150,577
		734,118
Total Common Stock (cost $8,712,223)		11,262,244

	Principal amount°
Short-Term Investments – 3.96%
Discount Notes – 3.32%≠
Federal Home Loan Bank
0.495% 2/24/17	59,121	59,106
0.505% 3/10/17	51,238	51,212
0.51% 2/15/17	11,655	11,653
0.515% 2/6/17	34,965	34,963
0.52% 2/10/17	32,770	32,766
0.52% 2/27/17	49,155	49,141
0.521% 3/24/17	80,056	79,999

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Schedule of investments
Delaware Mid Cap Value Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Short-Term Investments (continued)
Discount Notes≠ (continued)
Federal Home Loan Bank
0.53% 4/25/17	64,048	$63,971
		382,811
U.S. Treasury Obligation – 0.64%≠
U.S. Treasury Bill 0.465% 2/9/17	73,901	73,894
		73,894
Total Short-Term Investments (cost $456,690)		456,705

Total Value of Securities – 101.69%
(cost $9,168,913)		11,718,949
Liabilities Net of Receivables and Other Assets – (1.69%)		(194,821)
Net Assets Applicable to 2,056,061 Shares Outstanding – 100.00%		$11,524,128

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars.
†	Non-income-producing security.

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Notes
Delaware Mid Cap Value Fund	January 31, 2017 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Equity Funds I (Trust) – Delaware Mid Cap Value Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

At Jan. 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Jan. 31, 2017, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$9,168,913
Aggregate unrealized appreciation of investments	$2,622,508
Aggregate unrealized depreciation of investments	(72,472)
Net unrealized appreciation of investments	$2,550,036

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

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(Unaudited)

Level 2 –

Other observable inputs including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Jan. 31, 2017:

Securities	Level 1	Level 2	Total
Common Stock	$11,262,244	$—	$11,262,244
Short-Term Investments	—	456,705	456,705
Total Value of Securities	$11,262,244	$456,705	$11,718,949

During the period ended Jan. 31, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the period ended Jan. 31, 2017, there were no Level 3 investments.

3. Recent Accounting Pronouncements

On Oct. 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the “Schedule of investments” and accompanying notes.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Jan. 31, 2017 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

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Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: